1933 Act File No. 2-89028
                                          1940 Act File No. 811-3947

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.  ________...................
                                                                  ------

    Post-Effective Amendment No. ___34___...................         X
                                    -----                         ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No. __25 __ ..................................         X
                    ---  -                                        ------

           FEDERATED U.S. GOVERNMENT SECURITES FUND: 1-3 YEARS
            (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                          5800 Corporate Drive
                   Pittsburgh, Pennsylvania 15237-7000
                (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                           1001 Liberty Avenue
                   Pittsburgh, Pennsylvania 15222-3779
                 (Name and Address of Agent for Service)
            (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) __ on ________________ pursuant to paragraph (b) X 60 days after filing pursuant to paragraph (a) (i) on ________________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037


FEDERATED U.S. GOVERNMENT SECURITIES FUND:  1-3 YEARS


PROSPECTUS

May 21, 2001

Y SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                    CONTENTS
                                    Risk/Return Summary
                                    What are the Fund's Fees and
                                    Expenses?
                                    What are the Fund's Investment
                                    Strategies?
                                    What are the Principal Securities
                                    in Which the Fund Invests?
                                    What are the Specific Risks of
                                    Investing in the Fund?
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    How to Purchase Shares
                                    How to Redeem Shares
                                    Account and Share Information
                                    Who Manages the Fund?
                                    Financial Information
                                    Report of Ernst & Young LLP,
                                    Independent Auditors

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES? The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE (SEE APPENDIX DESCRIPTION)

The total returns here are for the Institutional Shares which is another class of shares offered by the Federated U.S. Government Securities Fund: 1-3 Years. Institutional Shares are not offered in this prospectus for the Fund's Class Y Shares. The total returns for Institutional Shares are disclosed here because Y Shares have only been offered since [ ]. These total returns would be substantially similar to the annual returns for Class Y Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Institutional Shares will exceed those of the Class Y Shares.

THE BAR CHART SHOWS THE VARIABILITY OF THE FUND'S INSTITUTIONAL SHARES TOTAL RETURNS ON A CALENDAR YEAR-END BASIS. THE FUND'S INSTITUTIONAL SHARES ARE SOLD WITHOUT A SALES CHARGE (LOAD). THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE. THE FUND'S INSTITUTIONAL SHARES TOTAL RETURN FOR THE THREE-MONTH PERIOD FROM JANUARY 1, 2001 TO MARCH 31, 2001 WAS [ ]. WITHIN THE PERIOD SHOWN IN THE CHART, THE FUND'S INSTITUTIONAL SHARES HIGHEST QUARTERLY RETURN WAS 3.18% (QUARTER ENDED DECEMBER 31, 1991). ITS LOWEST QUARTERLY RETURN WAS (0.35%) (QUARTER ENDED MARCH 31, 1994). AVERAGE ANNUAL TOTAL RETURN TABLE The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), a broad-based market index and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Indexes are unmanaged, and it is not possible to invest directly in an index.

CALENDAR PERIOD  FUND ML1-3T LSUSGFA
One Year         7.16%7.99%
Five Years       5.34%5.92%
Ten Years        5.68%6.42%

-------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THIS INFORMATION PROVIDES YOU WITH HISTORICAL PERFORMANCE INFORMATION SO THAT YOU CAN ANALYZE WHETHER THE FUND'S INVESTMENT RISKS ARE BALANCED BY ITS POTENTIAL RETURNS.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED U.S. GOVERNMENT FUND: 1 - 3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class Y Shares.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as   None
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as None applicable) Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage None of offering price) Redemption Fee (as a percentage of amount redeemed, None if applicable) Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waiver)(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A
PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (2)                                     0.40%
Distribution (12b-1) Fee                               None
Shareholder Services Fee                               None
Other Expenses                                         0.14%
Total Annual Fund Operating Expenses                   0.54%
1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund EXPECTS TO PAY for the fiscal year ending February 28, 2002.

  Total Waiver of Fund Expenses                        0.24%
  Total Actual Annual Fund Operating Expenses (after   0.30%
  waiver)
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the fund (after the anticipated voluntary waiver) is expected to be 0.16% for the fiscal year ending February 28, 2002.

-------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year                    $55
3 Years                  $173
5 Years                  $302
10 Years                 $677


-------------------------------------------------------------------------


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's Adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways: o A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.

o A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.

o A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

o current and expected U.S. economic growth; o current and expected interest rates and inflation; o the Federal Reserve Board's monetary policy; and o changes in the supply of or demand for U.S. government securities. In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk. As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchase agreements are collateralized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE).

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, Federated Total Return Government Bond Fund, or Federated U.S. Government Bond Fund, all of which have longer average durations than the Fund.

WHAT DO SHARES COST?

 You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The required minimum initial investment for Fund Shares is $40 million. There is no required minimum subsequent investment amount.

HOW IS THE FUND SOLD?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Y Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o     Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
  You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment. Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o      Establish your account with the Fund by submitting a completed
      New Account Form; and
o Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317 All requests must include:

o Fund Name and Share Class, account number and account registration;

o     amount to be redeemed; and

o     signatures of all shareholders exactly as registered

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; [or]

o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWALPROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

SUSAN M. NASON

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


ROBERT J. OSTROWSKI

Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

 FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is February 28. As this is the Fund's first fiscal year, financial information is not yet available.

                                                                               1

A Statement of Additional Information (SAI) dated May 21, 2001, includes additional information about the Fund and is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

INVESTMENT COMPANY ACT FILE NO. 811-3947
CUSIP 000000000

000000-00 (5/01)

FEDERATED U.S. GOVERNMENT SECURITIES FUND:  1-3 YEARS



STATEMENT OF ADDITIONAL INFORMATION

Y SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated U.S. Government Securities
Fund: 1-3 Years (Fund), dated May 21, 2001. Obtain the prospectus without charge by calling 1-800-341-7400.

                                    CONTENTS
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services
                                    to the Fund?
                                    How Does the Fund Measure
                                    Performance?
                                    Who is Federated Investors, Inc.?
                                    Addresses
8032806B (5/01)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 3, 1984. The Fund changed its name from Federated Short-Intermediate Government Trust to Federated U.S. Government Securities Fund: 1-3 Years on April 13, 1995.

SECURITIES IN WHICH THE FUND INVESTS


The Board of Trustees (the Board) has established three classes of Shares of the Fund, known as Institutional Shares, Institutional Service Shares and Y Shares (Shares). This SAI relates to the Y Share class. The Fund's investment adviser is Federated Investment Management Company (Adviser).

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the Repo Rate) AND more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. The investment objective may not be changed by the Fund's Board of Trustees without shareholder approval.

INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

LENDING

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PURCHASES ON MARGIN

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover will be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended February 29, 2000 and February 28, 1999, the portfolio turnover rates were 171% and 207%, respectively.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:
o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational- type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund's principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of [          ], the Fund's Board and Officers as a group owned
[          ] of the Fund's outstanding Shares.




----------------------------------------------------------------------------------------------
NAME                  PRINCIPAL OCCUPATIONS FOR PAST FIVE       AGGREGATE      TOTAL
BIRTH DATE            YEARS                                     COMPENSATION  COMPENSATION
ADDRESS                                                         FROM FUND      FROM FUND
POSITION WITH FUND                                                            AND FUND COMPLEX

JOHN F. DONAHUE*+#    Chief Executive Officer and Director               $0  $0 for the Fund
Birth Date: July      or Trustee of the Federated Fund                       and 44 other
28, 1924              Complex; Chairman and Director,                        investment
Federated Investors   Federated Investors, Inc.; Chairman,                   companies in
Tower                 Federated Investment Management                        the
1001 Liberty Avenue   Company, Federated Global Investment                   Fund Complex
Pittsburgh, PA        Management Corp. and Passport
CHAIRMAN AND TRUSTEE  Research, Ltd. ; formerly: Trustee,
                         Federated Investment Management

                      Company and Chairman and Director,
                      Federated Investment Counseling.

--------------------  Director or Trustee of the Federated      -------------$[     ] for
THOMAS G. BIGLEY      Fund Complex; Director, Member of                   $  the Fund
Birth Date:           Executive Committee, Children's                        and 44 other
February 3, 1934      Hospital of Pittsburgh; Director and                   investment
15 Old Timber Trail   Chairman of Audit Committee, Robroy                    companies in
Pittsburgh, PA        Industries, Inc. (coated steel                         the
TRUSTEE               conduits/computer storage equipment);                  Fund Complex
                      formerly: Senior Partner, Ernst &
                      Young LLP; Director, MED 3000 Group,
                      Inc. (physician practice management);
                      Director, Member of Executive
                      Committee, University of Pittsburgh.

--------------------  Director or Trustee of the Federated      -------------$[     ] for
JOHN T. CONROY, JR.   Fund Complex; Chairman of the Board,                $  the Fund
Birth Date: June      Investment Properties Corporation;                     and 44 other
23, 1937              Partner or Trustee in private real                     investment
Grubb &               estate ventures in Southwest Florida;                  companies in
Ellis/Investment      formerly:  President, Investment                       the
Properties            Properties Corporation;  Senior Vice                   Fund Complex
Corporation           President, John R. Wood and
3201 Tamiami Trail    Associates, Inc., Realtors; President,
North                 Naples Property Management, Inc. and
Naples, FL            Northgate Village Development
TRUSTEE               Corporation.

--------------------  Director or Trustee of the Federated      -------------$[     ] for
NICHOLAS P.           Fund Complex; Director and Chairman of              $  the Fund
CONSTANTAKIS          the Audit Committee, Michael Baker                     and 44 other
Birth Date:           Corporation (engineering,                              investment
September 3, 1939     construction, operations and technical                 companies in
175 Woodshire Drive   services); formerly: Partner, Andersen                 the
Pittsburgh, PA        Worldwide SC.                                          Fund Complex
TRUSTEE

--------------------  Director or Trustee of some of the        -----------  ----------------
JOHN F. CUNNINGHAM    Federated Fund Complex; Chairman,                   $  $[     ] for
Birth Date: March     President and Chief Executive Officer,                 the Fund
5, 1943               Cunningham & Co., Inc. (strategic                      and 44 other
353 El Brillo Way     business consulting); Trustee                          investment
Palm Beach, FL        Associate, Boston College; Director,                   companies in
TRUSTEE               Iperia Corp.                                           the
                      (communications/software); formerly:                   Fund Complex
                      Director, Redgate Communications and
                      EMC Corporation (computer storage
                      systems).

                      Previous Positions: Chairman of the
                      Board and Chief Executive Officer,
                      Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang
                      Laboratories; Director, First National
                      Bank of Boston; Director, Apollo
                      Computer, Inc.

--------------------  Director or Trustee of the Federated      -------------$[     ] for
LAWRENCE D. ELLIS,    Fund Complex; Professor of Medicine,                $  the Fund
M.D.*                 University of Pittsburgh; Medical                      and 44 other
Birth Date: October   Director, University of Pittsburgh                     investment
11, 1932              Medical Center - Downtown;                             companies in
3471 Fifth Avenue     Hematologist, Oncologist and                           the
Suite 1111            Internist, University of Pittsburgh                    Fund Complex
Pittsburgh, PA        Medical Center; Member, National Board
TRUSTEE               of Trustees, Leukemia Society of
                      America.

--------------------  Director or Trustee of the Federated      -------------$[     ] for
PETER E. MADDEN       Fund Complex; formerly:                             $  the Fund
Birth Date: March     Representative, Commonwealth of                        and 44 other
16, 1942              Massachusetts General Court;                           investment
One Royal Palm Way    President, State Street Bank and Trust                 companies in
100 Royal Palm Way    Company and State Street Corporation.                  the
Palm Beach, FL                                                               Fund Complex
TRUSTEE               Previous Positions: Director, VISA USA
                      and VISA International; Chairman and

                         Director, Massachusetts Bankers

                      Association; Director, Depository

                        Trust Corporation; Director, The

                             Boston Stock Exchange.

--------------------  Director or Trustee of some of the        -------------$[     ] for
CHARLES F.            Federated Fund Complex; Management                  $  the Fund
MANSFIELD, JR.        Consultant.                                            and 44 other
Birth Date: April                                                            investment
10, 1945              Previous Positions: Chief Executive                    companies in
80 South Road         Officer, PBTC International Bank;                      the
Westhampton Beach,    Partner, Arthur Young & Company (now                   Fund Complex
NY                    Ernst & Young LLP); Chief Financial
TRUSTEE               Officer of Retail Banking Sector,
                      Chase Manhattan Bank; Executive Vice
                      President, DVC Group, Inc.; Senior
                      Vice President, HSBC Bank USA
                      (formerly, Marine Midland Bank); Vice
                      President, Citibank; Assistant
                      Professor of Banking and Finance,
                      Frank G. Zarb School of Business,
                      Hofstra University.

--------------------  Director or Trustee of the Federated      -----------------------------
JOHN E. MURRAY,       Fund Complex; President, Law                        $  $[     ] for
JR., J.D., S.J.D.#    Professor, Duquesne University;                        the
Birth Date:           Consulting Partner, Mollica & Murray;                  [Fund/Corporation/Trust]
December 20, 1932     Director, Michael Baker Corp.                          and 44 other
President, Duquesne   (engineering, construction, operations                 investment
University            and technical services).                               companies in
Pittsburgh, PA                                                               the
[TRUSTEE/DIRECTOR]    Previous Positions: Dean and Professor                 Fund Complex
                        of Law, University of Pittsburgh

                      School of Law; Dean and Professor of
                      Law, Villanova University School of
                      Law.

--------------------  Director or Trustee of the Federated      -------------$[     ] for
MARJORIE P. SMUTS     Fund Complex; Public                                $  the Fund
Birth Date: June      Relations/Marketing/Conference                         and 44 other
21, 1935              Planning.                                              investment
4905 Bayard Street                                                           companies in
Pittsburgh, PA        Previous Positions: National                           the
TRUSTEE               Spokesperson, Aluminum Company of                      Fund Complex
                      America; television producer; business owner; conference
                      coordinator.

--------------------  Director or Trustee of some of the        -------------$[     ] for
JOHN S. WALSH         Federated Fund Complex; President and               $  the Fund
Birth Date:           Director, Heat Wagon, Inc.                             and 44 other
November 28, 1957     (manufacturer of construction                          investment
2604 William Drive    temporary heaters); President and                      companies in
Valparaiso, IN        Director, Manufacturers Products, Inc.                 the
TRUSTEE               (distributor of portable construction                  Fund Complex
                      heaters); President, Portable Heater
                      Parts, a division of Manufacturers
                      Products, Inc.; Director, Walsh &
                      Kelly, Inc. (heavy highway
                      contractor); formerly: Vice President,
                      Walsh & Kelly, Inc.

--------------------  President or Executive Vice President     -------------$0 for the Fund
J. CHRISTOPHER        of the Federated Fund Complex;                     $0  and 43 other
DONAHUE*+             Director or Trustee of some of the                     investment
Birth Date: April     Funds in the Federated Fund Complex;                   companies in
11, 1949              President, Chief Executive Officer and                 the
Federated Investors   Director, Federated Investors, Inc.;                   Fund Complex
Tower                 President, Chief Executive Officer and
1001 Liberty Avenue   Trustee, Federated Investment
Pittsburgh, PA        Management Company; Trustee, Federated
PRESIDENT AND         Investment Counseling; President,
TRUSTEE               Chief Executive Officer  and Director,
                      Federated Global Investment Management
                      Corp.; President and Chief Executive
                      Officer, Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director, Federated
                      Services Company; formerly: President,
                      Federated Investment Counseling.

--------------------  President, Executive Vice President       -------------$0 for the Fund
EDWARD C. GONZALES    and Treasurer of some of the Funds in              $0  and 38 other
Birth Date: October   the Federated Fund Complex; Vice                       investment
22, 1930              Chairman, Federated Investors, Inc.;                   companies in
Federated Investors   Trustee, Federated Administrative                      the
Tower                 Services;     formerly: Trustee or                     Fund Complex
1001 Liberty Avenue   Director of some of the Funds in the
Pittsburgh, PA        Federated Fund Complex; CEO and
EXECUTIVE VICE        Chairman, Federated Administrative
PRESIDENT             Services; Vice President, Federated
                         Investment Management Company,

                      Federated Investment Counseling,
                      Federated Global Investment Management
                      Corp. and Passport Research, Ltd.;
                      Director and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

--------------------  Executive Vice President and Secretary    -------------$0 for the Fund
JOHN W. MCGONIGLE     of the Federated Fund Complex;                     $0  and 44 other
Birth Date: October   Executive Vice President, Secretary                    investment
26, 1938              and Director, Federated Investors,                     companies in
Federated Investors   Inc.; formerly: Trustee, Federated                     the
Tower                 Investment Management Company and                      Fund Complex
1001 Liberty Avenue   Federated Investment Counseling;
Pittsburgh, PA        Director, Federated Global Investment
EXECUTIVE VICE        Management Corp., Federated Services
PRESIDENT AND         Company and Federated Securities Corp.
SECRETARY

--------------------  Treasurer of the Federated Fund           -------------$0 for the Fund
RICHARD J. THOMAS     Complex; Senior Vice President,                    $0  and 44 other
Birth Date: June      Federated Administrative Services;                     investment
17, 1954              formerly: Vice President, Federated                    companies in
Federated Investors   Administrative Services; held various                  the
Tower                 management positions within Funds                      Fund Complex
1001 Liberty Avenue   Financial Services Division of
Pittsburgh, PA        Federated Investors, Inc.
TREASURER

--------------------  President or Vice President of some of    -------------$0 for the Fund
RICHARD B. FISHER     the Funds in the Federated Fund                    $0  and 37 other
Birth Date: May 17,   Complex; Vice Chairman, Federated                      investment
1923                  Investors, Inc.; Chairman, Federated                   companies in
Federated Investors   Securities Corp.; formerly: Director                   the
Tower                 or Trustee of some of the Funds in the                 Fund Complex
1001 Liberty Avenue   Federated Fund Complex,; Executive
Pittsburgh, PA        Vice President, Federated Investors,
VICE PRESIDENT        Inc. and Director and Chief Executive
                      Officer, Federated Securities Corp.

--------------------  Chief Investment Officer of this Fund     -------------$0 for the Fund
WILLIAM D. DAWSON,    and various other Funds in the                     $0  and 26 other
III                   Federated Fund Complex; Executive Vice                 investment
Birth Date: March     President, Federated Investment                        companies in
3, 1949               Counseling, Federated Global                           the
Federated Investors   Investment Management Corp., Federated                 Fund Complex
Tower                 Investment Management Company and
1001 Liberty Avenue   Passport Research, Ltd.; Director,
Pittsburgh, PA        Federated Global Investment Management
CHIEF INVESTMENT      Corp. and Federated Investment
OFFICER               Management Company; Registered
                      Representative, Federated Securities
                      Corp.; Portfolio Manager, Federated
                      Administrative Services; Vice
                      President, Federated Investors, Inc.;
                      formerly: Executive Vice President and
                      Senior Vice President, Federated
                      Investment Counseling Institutional
                      Portfolio Management Services
                      Division; Senior Vice President,
                      Federated Investment Management
                      Company and Passport Research, Ltd.

--------------------  Susan M. Nason has been the Fund's        -----------  ----------------
SUSAN M. NASON        Portfolio Manager since [       .] She             $0  $0 for the Fund
Birth Date: August    is Vice President of the Fund.  Ms.                    and 4 other
29, 1961              Nason joined Federated in 1987 and has                 investment
Federated Investors   been a Senior Portfolio Manager and                    companies in
Tower                 Senior Vice President of the Fund's                    the
1001 Liberty Avenue   Adviser since 1997. Ms. Nason served                   Fund Complex
Pittsburgh, PA        as a Portfolio Manager and Vice
VICE PRESIDENT        President of the Adviser from 1993 to
                         1997. Ms. Nason is a Chartered

                      Financial Analyst and received her

                      M.S.I.A. concentrating in Finance from
                           Carnegie Mellon University.

-------------------------------------------------------------------------
* AN ASTERISK DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE 1940 ACT.

-------------------------------------------------------------------------
# A POUND SIGN DENOTES A MEMBER OF THE BOARD'S EXECUTIVE COMMITTEE, WHICH HANDLES THE BOARD'S RESPONSIBILITIES BETWEEN ITS MEETINGS. + MR. DONAHUE IS THE FATHER OF J. CHRISTOPHER DONAHUE, PRESIDENT OF THE FUND.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM               AVERAGE AGGREGATE
ADMINISTRATIVE FEE    DAILY NET ASSETS OF

                      THE FEDERATED FUNDS

0.150 of 1%           on the first
                      $250million

0.125 of 1%           on the next
                      $250million

0.100 of 1%           on the next
                      $250million

0.075 of 1%           on assets in excess
                      of $750million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

-------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of- pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement in accordance with accounting principles generally accepted in the United States of America.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED
FEBRUARY  28 OR 29     2001----2000-------1999

Adviser Fee Earned            $2,121,938  $2,552,771
Adviser Fee Reduction         157,068     108,959
Brokerage Commissions
Administrative Fee            399,867     481,197
12B-1 FEE
Institutional                  3,951
Service Shares
SHAREHOLDER SERVICES
FEE
Institutional Shares
Institutional                 94,813
Service Shares


-------------------------------------------------------------------------
HOW DOES THE FUND MEASURE PERFORMANCE?
The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi- annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:
o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

MERRILL LYNCH 1-3 YEAR TREASURY INDEX

Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

Lehman Brothers Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.

MERRILL LYNCH 2-YEAR TREASURY CURVE INDEX

Merrill Lynch 2-Year Treasury Curve Index is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

MORNINGSTAR, INC.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 2000, Federated managed 11 bond funds with approximately $4.0 billion in assets and 22 money market funds with approximately $41.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 31 years' experience. As of December 31, 2000, Federated managed 40 equity funds totaling approximately $20.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 2000, Federated managed 11 money market funds and 30 bond funds with assets approximating $20.9 billion and $9.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 2000, Federated managed 6 mortgage backed, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.3 billion, $1.2 billion and $36.2 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $28.5 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2000, Federated managed $99.0 billion in assets across 52 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $36.2 billion, $21.0 billion, $41.8 billion and $110 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield -
J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $7 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 3,031 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

Y Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

          FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

                                    Y SHARES

APPENDIX

The graphic presentation displayed here consist s of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of the 10 years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2% up to 12%. The `x' axis represents calculation periods for the last ten calendar years of the Fund's start of business, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 2000. The percentages noted are: 10.37%, 5.23%, 4.52%, 0.67%, 9.61%, 4.61%, 6.01%, 6.40%, 2.60% and 7.16, respectively.

PART C.    OTHER INFORMATION.

Item 23.    EXHIBITS:
            --------

            (a)   (i)   Conformed copy of the Amended and Restated
                        Declaration of Trust of the Registrant; (9)
                  (ii)  Conformed copy of Amendment No. 2 to Declaration of
                        Trust of the Registrant; (16)
                  (iii) Conformed copy of Amendment No. 3 to Declaration of
                        Trust of the Registrant; (11)
            (b)   (i)   Copy of the Amended By-laws of the Registrant; (11)
(ii)  Copy of Amendment No. 3 to the By-Laws of the Registrant; (14)
(iii)       Copy of Amendment No. 4 to the By-Laws of the Registrant;
                        (15)

(iv)  Copy of Amendment No. 5 to the By-Laws of the Registrant; (15)
(v)   Copy of Amendment No. 6 to the By-Laws of the Registrant; (15)
            (c)   (i)   Copy of Specimen Certificate of Shares of Beneficial
                        Interest of the Registrant; (11)
            (d)   (i)   Conformed copy of the Investment Advisory Contract of
                              the Registrant; (10)

            (e)   (i)   Conformed copy of the Distributor's Contract of the
                        Registrant; (11)
                  (ii)  The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement;
                        Mutual Funds Service Agreement; and Plan Trustee/ Mutual
                        Funds Service Agreement from Item 24(b)(6) of the Cash
                        Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File
                        Numbers 33-38550 and 811-6269).

            (f)         Not applicable;

 __________________________
-----------------------------------------
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A filed February 26, 1993. (File Nos. 2-89028 and 811-3947).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed
      April 27, 1994. (File Nos. 2-89028 and 811-3947).
11.         Response is incorporated by reference to Registrant's
   Post-Effective          Amendment No. 25 to its Registration Statement on
   Form N-1A filed
      April 17, 1995. (File Nos. 2-89028 and 811-3947).
14.         Response is incorporated by reference to Registrant's
   Post-Effective          Amendment No. 30 to its Registration Statement on
   Form N-1A filed
      April 24, 1998. (File Nos. 2-89028 and 811-3947).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed February 26, 1999. (File Nos. 2-89028 and 811-3947).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed April 25, 2000. (File Nos. 2-89028 and 811-3947).

            (g)   (i)   Conformed copy of the Custodian Agreement of
                              the Registrant; (11)

                  (ii)  Conformed copy of Custodian Fee Schedule; (14)
            (h)   (i)    The responses described in Item 23(e)(ii) are
                      hereby incorporated by reference.
                  (ii)  Conformed copy of Amended and Restated Shareholder
                            Services Agreement; (14)

                  (iii) Conformed copy of Amended and Restated Agreement for
                        Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (15)
                  (iv) The Registrant hereby incorporates by reference the conformed copy of Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                        Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375).

             (i)        Copy of the Opinion of Counsel as to the
                   Legality of the shares being registered; (13)
(j)   Conformed copy of Consent of Independent Auditors; (16)
(k)                Not applicable;
             (l)        Copy of Initial Capital Understanding; (14)
(m)   (i)         Conformed copy of Distribution Plan of the
                  Registrant; (11)
                  (ii)  The responses described in Item 23(e)(ii) are
                      hereby incorporated by reference;
             (n)        The Registrant hereby incorporates the
             conformed        copy of the specimen Multiple Class Plan
             from             Item 24(b)(18) of the World Investment
             Series,                Inc. Registration Statement on Form
             N-1A, filed            with the Commission on January 26,
             1996.                  (File Nos. 33-52149 and 811-07141);
             (o)  (i)   Conformed copy of Power of Attorney of the
             Registrant; (16)
                  (ii)  Conformed copy of Power of Attorney of Chief
                  Investment Officer of the Registrant; (16)

-------------------------------
11.         Response is incorporated by reference to Registrant's
   Post-Effective          Amendment No. 25 to its Registration Statement on
   Form N-1A filed
      April 17, 1995. (File Nos. 2-89028 and 811-3947).
13.   Response is incorporated by reference to Registrant's Pre-
Effective Amendment No. 1 to its Registration Statement on Form   N-1A
filed March 6, 1984. (File Nos. 2-89028 and 811-3947).
14.         Response is incorporated by reference to Registrant's
   Post-Effective          Amendment No. 30 to its Registration Statement on
   Form N-1A filed
      April 24, 1998. (File Nos. 2-89028 and 811-3947).
 15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed February 26, 1999. (File Nos. 2-89028 and 811-3947).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed April 25, 2000. (File Nos. 2-89028 and 811-3947).
(iii)       Conformed copy of Power of Attorney of Trustee of     the
                     Registrant; (16)

-------------------------------------------------------------------------
     (P) THE REGISTRANT HEREBY INCORPORATES THE CONFORMED COPY OF THE CODE OF ETHICS FOR ACCESS PERSONS FROM ITEM 23(P) OF
            THE FEDERATED MANAGED ALLOCATION PORTFOLIOS
            REGISTRATION STATEMENT ON FORM N-1A FILED WITH
            THE COMMISSION ON JANUARY 25, 2001. (FILE NOS.
            33-51247 AND 811-7129).
-------------------------------------------------------------


Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:
            -----------------------------------------------------------

            None

Item 25.    INDEMNIFICATION:  (1)
            ---------------


Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
         ----------------------------------------------------

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief
         Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel



1.    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 17 to its Registration Statement on Form N-1A filed March 31, 1992. (File No. 2-89028).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed April 25, 2000. (File Nos. 2-89028 and 811-3947).

                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Jeffrey A. Kozemchak
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard A. Picchi
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Robert M. Kowit
                                             Richard J. Lazarchic
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Christopher Matyszewski
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Jeffrey A. Petro
                                             John Quartarolo
                                             Keith J. Sabol
                                             Ihab Salib
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard Winkowski
                                             Lori A. Wolff
                                             George B. Wright
         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela Auchey
                                             Nancy J. Belz
                                             Regina Chi
                                             Ross M. Cohen
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             Fred B. Crutchfield
                                             James H. Davis, II
                                             Joseph DelVecchio
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             John T. Gentry
                                             David Gilmore
                                             Nikola A. Ivanov
                                             Carol Kayworth
                                             Nathan H. Kehm
                                             John C. Kerber
                                             J. Andrew Kirschler
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Natalie F. Metz
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             Roberto Sanchez-Dahl, Sr.
                                             Sarath Sathkumara
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             John Sidawi
                                             Diane R. Startari
                                             Diane Tolby
                                             Peter Tropaitis
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  PRINCIPAL UNDERWRITERS:
          -----------------------


-------------------------------------------------------------------------
(A) FEDERATED SECURITIES CORP. THE DISTRIBUTOR FOR SHARES OF THE REGISTRANT, ACTS AS PRINCIPAL UNDERWRITER FOR THE FOLLOWING OPEN-END INVESTMENT COMPANIES, INCLUDING THE REGISTRANT:
-------------------------------------------------------------------------


Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

          (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  WITH DISTRIBUTOR                   NAME                WITH REGISTRANT
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          [Insert Title(s)]

Director:                     Arthur L. Cherry

President-Institutional

Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant

Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor


Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

            (c)  Not applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          Federated Investors Tower 1001
                                                Liberty Avenue Pittsburgh, PA
                                                15222-3779 (Notices should be
                                                sent to the Agent at the above
                                                address)

                                                Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA  15237-7000

            Federated Shareholder               P.O. Box 8600
            Services Company                    Boston, MA  02266-8600
            ("Transfer Agent and
            Dividend Disbursing Agent")

            Federated Services Company          Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue

                                                Pittsburgh, PA  15222-3779

            Federated Investment Management     Federated Investors Tower
            Company                             1001 Liberty Avenue
            ("Adviser")                         Pittsburgh, PA  15222-3779

            State Street Bank and               P.O. Box 8600
            Trust Company                       Boston, MA  02266-8600
            ("Custodian")


Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of March, 2001.

          FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Assistant Secretary
                  Attorney in Fact for John F. Donahue

                  March 23, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                               TITLE                DATE
    ----                               -----                ----
By: /s/ C. Grant Anderson           Attorney In Fact     March 23, 2001
    C. Grant Anderson               For the Persons
    ASSISTANT SECRETARY             Listed Below

John F. Donahue*                    Chairman and Trustee
                                    (Chief Executive Officer)

William D. Dawson, III*             Chief Investment Officer

J. Christopher Donahue*             President and Trustee

Richard J. Thomas*                  Treasurer (Principal Financial
                                    and Accounting Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr. J.D., S.J.D.*   Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee
* By Power of Attorney